Lease liabilities (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Variable lease expense	$ 371	$ 386
Variable lease to fixed payments percentage	13.00%	13.00%
Short term	$ 46	$ 82
Assets not yet available for use	15,360		$ 15,869
Lease agreement [member]
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 80,655		$ 67,408